COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

COMMITMENTS AND CONTINGENCIES

The Company is not a party to any litigation and, to its knowledge, no action, suit or proceeding has been threatened against the Company.

Lease Agreement

On December 1, 2011 the Company and Mediswipe entered into a two year agreement to rent executive office space in West Palm Beach, Florida. The lease automatically renews for 3 month periods unless terminated in writing 30 days prior to the then current end date by either party. In August 2012 the Company increased the amount of office space to approximately 1,200 square feet, the Company’s monthly rent is $2,500.

Other Agreements

Our business agreements consist primarily of banking ISO agreements and technology licensing agreements. Banking agreements are typically agreements with merchant banks which provide all direct relationships with the credit card issuing banks, PCI compliant gateways for our merchant processing clients and administrative functions. These agreements typically involve a split of the fees received between the banks and the Company based on interchange rate, agent commissions, or a fixed fee per transaction. Licensing agreements are infrastructure in nature and establish the connection to the end user that enables the Company to deliver and collect payment for the transacted media content or service application. Licensing agreements typically involve a split of the fees received between the technology provider, carriers and the Company.

On August 1, 2012 the Company entered into a series of agreements with Payventures, LLC (“PV”) and Payventures Tech, LLC (“PVTECH”). PV operates a business of promoting merchant services offered by certain banks, including credit and debit card transaction processing and network services (“Merchant Services”) to merchants. Pursuant to an Assignment Agreement (“PAA”) between PV and the Company PV assigned fifty percent (50%) of PV’s rights to receive residual payments from certain Assigned Customer(s), in exchange for five hundred thousand (500,000) shares of the Company’s restricted common stock. The term of the Assignment Agreement commences on the Effective Date and shall continue for a period of one (1) year after which it shall renew for successive one year terms automatically, unless terminated in accordance with the terms thereof. Either party has the right to terminate this Agreement at the end of the then current Term, upon thirty (30) days prior written notice to the other party. PV may terminate this Agreement at any time on thirty (30) days written notice to the Company provided however, that if such termination is without default or other material cause by the Company, then PV shall continue to pay the referral fees contemplated therein despite such termination, subject to the other provisions thereof that survive termination. In addition, PV may terminate the assignment of the Assigned Customer, and any obligation to pay the share of the Assigned Customer residual to the Company, upon thirty (30) days prior notice to the Company. PV may terminate the assignment of the Assigned Customer and substitute one or more comparable Assigned Customers upon thirty (30) days prior notice to the Company. PV shall not be required to replace an Assigned Customer if such Assigned Customer terminates its merchant account with PV.

PV and the Company also entered into a Consulting Agreement, whereby PV will provide services to the Company, including; coordination of mobile messaging services, customer contact, customer assistance services and merchant acquisition and processing services. PV will be compensated at their standard hourly rate for such services. The term of the Consulting Agreement commences on the Effective Date and shall continue for a period of one (1) year, after which it shall renew for successive one year terms automatically, unless terminated in accordance with the terms thereof. Either Party hereto has the right to terminate the Consulting Agreement at any time on thirty (30) days written notice.

Also on August 1, 2012, PV and the Company executed an Agent Referral Agreement, whereby PV will compensate the Company for any customer referred to PV by the Company that subsequently utilizes PV’s Merchant Services. The term of the Agent Referral Agreement is for two years and automatically renews for each year thereafter (the “Term”) unless 60 days prior written notice is given by either party.

PVTECH and the Company entered into a Hosted Platform License & Services Agreement (“HPLSA”) whereby PVTECH will provide the Company access to their hosted ecommerce and processing platform products, as well as related services and support. Pursuant to the terms of the agreement, the Company will pay PVTECH a monthly licensing fee of $2,500 and a transaction fee of $0.07 per transaction. Beginning in the seventh (7th) month of the agreement, there is a minimum transaction fee of $2,500 per month. The term of the HPSLA shall be for one (1) year, with automatic renewals for successive one (1) year terms thereafter (each a "Renewal Term") until either party gives written notice to terminate the HPLSA no less than three (3) calendar months prior to the commencement of a Renewal Term. Either party may terminate the HPLSA: (a) upon a material breach by the other party if such breach is not cured within thirty (30) days following written notice to the breaching party; or (b) where the other party is subject to a filed bankruptcy petition or formal insolvency proceeding that is not dismissed within thirty (30) days.

On August 7, 2012, the Company entered into a Client Agreement with 3Cinteractive, LLC. (“3Ci”). 3Ci will make available to the Company their “Switchblade Platform”. The Switchblade Platform enables users to send and receive SMS messages directly to and from US Mobile Operator subscribers. The service includes, web-based, API and file based interfaces to facilitate interactions between the Company and the Company’s clients. The platform provides full service SMS services including but not limited to the ability to create and manage interative workflows, keyboard campaigns, text –to-screen, immediate or schedules broadcasts, post notification services, dynamic group management, external API access, mobile configuration and reporting. Pursuant to the agreement, the Company incurred a $2,500 set-up fee, and will be charged monthly, beginning one month from the billing activation date. The initial three months will be $1,500, $2,000 and $2,500 respectively, and beginning in the fourth month from billing activation, the Company will incur a monthly fee of $3,000 as well $1,100 for our vanity short code (800 Commerce). The “Initial Term” shall become effective as of the Effective Date upon execution and delivery of this Agreement by each of the parties and expire twenty four (24) months from the Billing Activation Date (as defined therein). This Agreement will be automatically extended (“Extended Term”) for twelve (12) additional months upon the expiration of the Initial Term or any Extended Term unless either party has delivered written notice of its intent to terminate the Agreement at least sixty (60) days prior to the end of the Initial Term or then current Extended Term.

The Company entered into a Proposed Statement of Work, whereby the Company and interactiveMD (“iMD”), have initiated a multi-part business relationship. iMD is a leading telehealth company that provides patients with the convenience of round-the-clock access to licensed physicians via live videoconference, telephone, and secure email. Their revolutionary platform expands and improves the delivery of healthcare while simultaneously reducing costs and overcoming barriers to care. Regardless of location, a member can connect with a network of licensed physicians in real-time for the diagnosis and treatment of a wide range of common conditions. The Company has the right to sell iMD telehealth services as well as to offer the iMD system and technology to doctors licensing the Company’s appointment scheduling software. iMD will also be building for the Company, a white label version of the iMD system.

COMMITMENTS AND CONTINGENCIES

The Company is not a party to any litigation and, to its knowledge, no action, suit or proceeding has been threatened against the Company.

Lease Agreement

Effective on December 1, 2011 the Company and Mediswipe entered into a two year agreement to rent executive office space in West Palm Beach, Florida. The lease automatically renews for 3 month periods unless terminated in writing 30 days prior to the then current end date by either party. Totaling approximately 1,200 square feet, the combined monthly rent is $2,500.  Our annual payment obligation under the lease is as follows:

2012	$15,000
2013	$13,750